Loans and Advances to Customers - Summary of Movement in Impairment Loss Allowances (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Movement in impairment loss allowances for loan and advances to customers [line items]
Beginning Balance	£ 751	£ 940
Adoption of IFRS 9		211
Re-allocation of expected credit losses (ECL) on off-balance sheet exposures		(50)
Balance at 1 January 2018		1,101
(Release)/charge to the income statement	108	102
Write-offs and other items	(99)	(411)
Ending Balance	760	792
Advances Secured on Residential Property [member]
Movement in impairment loss allowances for loan and advances to customers [line items]
Beginning Balance	234	225
Adoption of IFRS 9		47
Re-allocation of expected credit losses (ECL) on off-balance sheet exposures		(3)
Balance at 1 January 2018		269
(Release)/charge to the income statement	(18)	(13)
Write-offs and other items	(6)	(7)
Ending Balance	210	249
Corporate Loans [member]
Movement in impairment loss allowances for loan and advances to customers [line items]
Beginning Balance	226	490
Adoption of IFRS 9		99
Re-allocation of expected credit losses (ECL) on off-balance sheet exposures		(25)
Balance at 1 January 2018		564
(Release)/charge to the income statement	30	24
Write-offs and other items	(7)	(318)
Ending Balance	249	270
Finance leases [member]
Movement in impairment loss allowances for loan and advances to customers [line items]
Beginning Balance	85	46
Adoption of IFRS 9		11
Balance at 1 January 2018		57
(Release)/charge to the income statement	18	17
Write-offs and other items	(17)	(15)
Ending Balance	86	59
Other Unsecured Advances [member]
Movement in impairment loss allowances for loan and advances to customers [line items]
Beginning Balance	206	179
Adoption of IFRS 9		54
Re-allocation of expected credit losses (ECL) on off-balance sheet exposures		(22)
Balance at 1 January 2018		211
(Release)/charge to the income statement	78	74
Write-offs and other items	(69)	(71)
Ending Balance	£ 215	£ 214